Financial Instruments (Narrative) (Details) - Fair value measurement at Level 3 [Member]	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Contractual period of warrants	10 months 28 days
Expected volatility, warrants	44.90%
Expected dividend yield, warrants	0.00%
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Risk-free interest rate, warrants	3.50%